POWERSHARES GLOBAL EXCHANGE-TRADED FUND TRUST

Supplement Dated September 18, 2007 to the Prospectuses dated June 13, 2007 of each Fund listed below:

PowerShares Dynamic Asia Pacific Portfolio

PowerShares Dynamic Europe Portfolio

PowerShares Dynamic Developed International Opportunities Portfolio

PowerShares Global Water Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Europe Portfolio

PowerShares FTSE RAFI Japan Portfolio

(each, a “Fund”)

On September 17, 2007, the Board of Trustees of the PowerShares Global Exchange-Traded Fund Trust (the “Trust”) approved changing the name of the Trust to the “PowerShares Exchange-Traded Fund Trust II.” All references to PowerShares Global Exchange-Traded Fund Trust are replaced with PowerShares Exchange-Traded Fund Trust II. The name change will be effective on or about September 18, 2007.

Effective September 12, 2007, the name of the QSG Active Europe Index has been changed to the QSG Europe Index. All references to QSG Active Europe Index are replaced with QSG Europe Index.

The fourth and fifth paragraphs of the section titled “Management of the Funds” are hereby removed and replaced with the following:

PowerShares uses a team of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages PowerShares extensive resources.

John W. Southard Jr., CFA, MBA, oversees all research, portfolio management and trading operations of each Fund. In this capacity, he oversees the team of portfolio managers responsible for the day-to-day management of the Funds. The team of portfolio managers who are currently responsible for the day-to-day management of the Funds’ portfolios are Peter Hubbard, Jason Stoneberg, Rudolf Reitmann and Travis Trampe (the “Portfolio Managers”). Peter Hubbard acts as lead Portfolio Manager for the Funds and reports to Mr. Southard. Each Portfolio Manager is responsible for various functions related to portfolio management, including investing cash flows, coordinating with members of his team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his portfolio management team with more limited responsibilities, but each Portfolio Manager has appropriate limitations on his authority for risk management and compliance purposes.

Portfolio Managers

John Southard is a Managing Director at the Adviser and has been with the Adviser since its inception in August 2002.
Mr. Southard has managed each Fund since inception. Prior to his current position, he was a Senior Equity Analyst at Charles Schwab & Company from May 2001 to August 2002. Prior to this, Mr. Southard was a Vice President, Portfolio Manager and Equity Analyst at First Trust Portfolios LP (formerly, Nike Securities LP) from October 1992 to May 2001.

Peter Hubbard is a Vice President of Portfolio Management of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since July 1, 2007. Mr. Hubbard was a Research Analyst for the Adviser from May 2005 to June 2007. Prior to joining the Adviser, Mr. Hubbard was a Research Analyst and Trader for Ritchie Capital from September 2003 to May 2005.

Jason Stoneberg is a Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since July 1, 2007. Mr. Stoneberg was a Research Analyst for the Adviser from January 2006 to June 2007.

Rudolf Reitmann is the Vice President of Operations Management of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since July 1, 2007. Mr. Reitmann has been the Vice President of Operations Management of the Adviser since October 2006. Prior to joining the Adviser, Mr. Reitmann worked as Assistant Vice President of ETF Services for The Bank of New York Mellon from July 1996 to September 2006.

Travis Trampe is a Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since July 1, 2007. Mr. Trampe has been an employee of the Adviser since April 2006. Prior to joining the Adviser, Mr. Trampe was an Analyst for Principal Global Investors from December 1994 to September 2006 and Research Analyst for Quantitative Services Group LLC from October 2006 to May 2007.

The Funds’ Statement of Additional Information provides additional information about the Portfolio Managers’ compensation structure, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of securities in the Trust.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

POWERSHARES GLOBAL EXCHANGE-TRADED FUND TRUST

Supplement Dated September 18, 2007 to the Statement of Additional Information dated June 13, 2007 of each Fund listed below:

PowerShares Dynamic Asia Pacific Portfolio

PowerShares Dynamic Europe Portfolio

PowerShares Dynamic Developed International Opportunities Portfolio

PowerShares Global Water Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Europe Portfolio

PowerShares FTSE RAFI Japan Portfolio

(each, a “Fund”)

On September 17, 2007, the Board of Trustees of the PowerShares Global Exchange-Traded Fund Trust (the “Trust”) approved changing the name of the Trust to the “PowerShares Exchange-Traded Fund Trust II.” All references to PowerShares Global Exchange-Traded Fund Trust are replaced with PowerShares Exchange-Traded Fund Trust II. The name change will be effective on or about September 18, 2007.

Effective September 12, 2007, the name of the QSG Active Europe Index has been changed to the QSG Europe Index. All references to QSG Active Europe Index are replaced with QSG Europe Index.

The section titled “Management—Portfolio Manager” is hereby removed and replaced with the following:

Portfolio Managers. PowerShares uses a team of portfolio managers, investment strategists and other investment specialists (the “Portfolio Managers”). This team approach brings together many disciplines and leverages PowerShares extensive resources. John W. Southard Jr., CFA, MBA, oversees all research, portfolio management and trading operations of the company. In this capacity, he oversees the team of the Portfolio Managers responsible for the day-to-day management of the Funds. The Portfolio Manager who leads the team of Portfolio Managers in the day-to-day management of the Funds is Mr. Hubbard.

As of July 31, 2007, in addition to 9 Funds of the Trust, Mr. Southard manages the 70 portfolios of the Initial Trust with a total of approximately $12.29 billion in assets. Mr. Southard does not manage any other registered investment companies, pooled investment vehicles or other accounts.

As of July 31, 2007, in addition to 9 Funds of the Trust, Mr. Hubbard manages the 70 portfolios of the Initial Trust with a total of approximately $12.29 billion in assets. Mr. Hubbard does not manage any other registered investment companies, pooled investment vehicles or other accounts.

As of July 31, 2007, in addition to 9 Funds of the Trust, Mr. Reitmann manages the 70 portfolios of the Initial Trust with a total of approximately $12.29 billion in assets. Mr. Reitmann does not manage any other registered investment companies, pooled investment vehicles or other accounts.

As of July 31, 2007, in addition to 9 Funds of the Trust, Mr. Stoneberg manages the 70 portfolios of the Initial Trust with a total of approximately $12.29 billion in assets. Mr. Stoneberg does not manage any other registered investment companies, pooled investment vehicles or other accounts.

As of July 31, 2007, in addition to 9 Funds of the Trust, Mr. Trampe manages the 70 portfolios of the Initial Trust with a total of approximately $12.29 billion in assets. Mr. Trampe does not manage any other registered investment companies, pooled investment vehicles or other accounts.

Although the Funds that are managed by the Portfolio Managers may have different investment strategies, each has a portfolio objective of replicating its Underlying Index. The Adviser does not believe that management of the different Funds presents a material conflict of interest for the Portfolio Managers or the Adviser.

The Portfolio Managers are compensated with a fixed salary amount by the Adviser. The Portfolio Managers are eligible, along with other senior employees of the Adviser, to participate in a year-end discretionary bonus pool. The Compensation Committee of the Adviser will review management bonuses and, depending upon the size, the bonuses may be approved in advance by the Committee. There is no policy regarding, or agreement with, the Portfolio Managers or any other senior executive of the Adviser to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by the Portfolio Managers. As of July 31, 2007, Messrs. Southard, Hubbard, Reitmann, Stoneberg and Trampe did not own any securities of the Trust.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.